Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 256	$ 207	$ 479
Investment debt securities held for trading	22	16	16
Other loans and receivables	55	64	66
Total	$ 333	$ 287	$ 561